Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.4%
AAR Corp.
(a)
....................... 3,525 $ 227,715
Archer Aviation, Inc. , Class A
(a) (b)
.......... 16,540 68,972
Astronics Corp.
(a)
.................... 2,908 66,971
Mercury Systems, Inc.
(a)
............... 10,311 366,556
Moog, Inc. , Class A .................. 1,489 291,993
National Presto Industries, Inc. ........... 798 61,023
Rocket Lab USA, Inc.
(a) (b)
............... 24,453 128,134
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 8,361 303,086
Triumph Group, Inc.
(a)
................. 9,193 150,673
V2X, Inc.
(a)
........................ 2,403 125,269
1,790,392
Air Freight & Logistics — 0.8%
Air Transport Services Group, Inc.
(a)
....... 6,030 97,324
CH Robinson Worldwide, Inc. ........... 21,958 1,955,360
Forward Air Corp. ................... 3,323 84,271
GXO Logistics, Inc.
(a)
................. 13,331 746,269
Hub Group, Inc. , Class A ............... 11,620 543,468
3,426,692
Automobile Components — 1.7%
Adient plc
(a)
........................ 8,784 226,276
American Axle & Manufacturing Holdings, Inc.
(a)
21,981 163,319
Autoliv, Inc. ........................ 6,818 689,572
BorgWarner, Inc. .................... 42,985 1,517,800
Dana, Inc. ......................... 24,559 312,145
Dorman Products, Inc.
(a)
............... 1,817 184,189
Fox Factory Holding Corp.
(a) (b)
........... 5,217 278,536
Garrett Motion, Inc.
(a) (b)
................ 22,647 198,388
Goodyear Tire & Rubber Co. (The)
(a)
....... 53,459 625,470
LCI Industries ...................... 3,183 371,424
Lear Corp. ........................ 6,625 808,515
Patrick Industries, Inc. ................ 2,472 316,564
Phinia, Inc. ........................ 8,544 381,917
QuantumScape Corp. , Class A
(a) (b)
........ 67,689 437,271
Standard Motor Products, Inc. ........... 3,778 123,654
Visteon Corp.
(a)
..................... 5,255 607,163
7,242,203
Automobiles — 0.9%
Harley-Davidson, Inc. ................. 25,486 955,725
Rivian Automotive, Inc. , Class A
(a) (b)
........ 135,979 2,231,415
Thor Industries, Inc. .................. 4,933 523,589
Winnebago Industries, Inc. ............. 5,380 336,358
4,047,087
Banks — 14.5%
1st Source Corp. .................... 3,545 225,285
Amalgamated Financial Corp. ........... 1,690 53,759
Amerant Bancorp, Inc. , Class A .......... 4,753 106,895
Ameris Bancorp ..................... 12,672 771,598
Associated Banc-Corp. ................ 28,581 656,791
Atlantic Union Bankshares Corp. ......... 16,290 672,614
Axos Financial, Inc.
(a) (b)
................ 4,785 349,353
Banc of California, Inc. ................ 27,245 380,885
BancFirst Corp. ..................... 2,045 219,694
Bancorp, Inc. (The)
(a)
................. 3,509 181,907
Bank First Corp. .................... 836 77,497
Bank of Hawaii Corp. ................. 7,510 515,111
Bank OZK ........................ 20,288 951,304
BankUnited, Inc. .................... 14,118 543,825
Banner Corp. ...................... 6,504 385,167
Berkshire Hills Bancorp, Inc. ............ 8,431 232,696
BOK Financial Corp. .................. 4,376 450,028
Brookline Bancorp, Inc. ................ 17,338 181,876
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. .......... 4,670 $ 118,711
Byline Bancorp, Inc. .................. 5,349 150,039
Cadence Bank ..................... 34,211 1,124,516
Capitol Federal Financial, Inc. ........... 23,502 148,533
Cathay General Bancorp ............... 13,397 593,755
Central Pacific Financial Corp. ........... 3,937 102,716
City Holding Co. .................... 1,699 207,108
Coastal Financial Corp.
(a)
.............. 1,525 80,368
Columbia Banking System, Inc. .......... 39,151 1,024,190
Columbia Financial, Inc.
(a)
.............. 3,703 66,691
Comerica, Inc. ...................... 24,911 1,365,372
Commerce Bancshares, Inc. ............ 24,001 1,553,105
Community Financial System, Inc. ........ 9,952 613,839
Community Trust Bancorp, Inc. .......... 3,033 153,834
ConnectOne Bancorp, Inc. ............. 6,866 166,295
CrossFirst Bankshares, Inc.
(a) (b)
.......... 5,021 93,089
Cullen/Frost Bankers, Inc. .............. 7,793 912,249
Customers Bancorp, Inc.
(a)
.............. 5,605 361,410
CVB Financial Corp. .................. 24,870 474,022
Dime Community Bancshares, Inc. ........ 7,305 184,670
Eagle Bancorp, Inc. .................. 5,511 118,597
East West Bancorp, Inc. ............... 26,289 2,310,540
Eastern Bankshares, Inc. .............. 15,664 260,649
Enterprise Financial Services Corp. ....... 7,055 372,998
Equity Bancshares, Inc. , Class A ......... 2,630 106,515
FB Financial Corp. ................... 6,950 324,496
First Bancorp ...................... 37,899 968,794
First Bancshares, Inc. (The) ............. 5,334 177,729
First Busey Corp. .................... 10,941 300,221
First Commonwealth Financial Corp. ....... 19,502 352,596
First Community Bankshares, Inc. ........ 2,981 133,489
First Financial Bancorp ................ 18,133 496,119
First Financial Bankshares, Inc. .......... 18,335 705,164
First Hawaiian, Inc. .................. 24,308 608,672
First Horizon Corp. ................... 102,338 1,712,115
First Interstate BancSystem, Inc. , Class A ... 17,782 561,378
First Merchants Corp. ................. 11,148 449,822
First Mid Bancshares, Inc. .............. 4,232 162,467
FNB Corp. ........................ 67,682 1,038,242
Fulton Financial Corp. ................. 34,139 661,272
German American Bancorp, Inc. .......... 4,007 157,635
Glacier Bancorp, Inc. ................. 21,410 957,241
Great Southern Bancorp, Inc. ............ 1,712 107,188
Hancock Whitney Corp. ............... 16,285 891,278
HBT Financial, Inc. ................... 1,778 40,894
Heartland Financial USA, Inc. ........... 7,895 430,435
Heritage Commerce Corp. .............. 11,893 123,093
Heritage Financial Corp. ............... 6,786 157,232
Hilltop Holdings, Inc. .................. 8,795 290,147
Home BancShares, Inc. ............... 22,113 626,461
Hope Bancorp, Inc. .................. 22,551 296,771
Horizon Bancorp, Inc. ................. 8,574 136,927
Independent Bank Corp. ............... 12,212 660,021
Independent Bank Group, Inc. ........... 6,713 396,470
International Bancshares Corp. .......... 4,960 334,502
Lakeland Financial Corp. ............... 3,030 207,646
Macatawa Bank Corp. ................ 5,170 76,619
Mercantile Bank Corp. ................ 3,141 151,899
Metrocity Bankshares, Inc. ............. 4,315 136,397
National Bank Holdings Corp. , Class A ..... 6,832 286,124
NBT Bancorp, Inc. ................... 8,881 435,347
New York Community Bancorp, Inc.
(b)
...... 47,165 496,176
Nicolet Bankshares, Inc. ............... 1,674 168,337
Northwest Bancshares, Inc. ............. 23,125 324,675
OceanFirst Financial Corp. ............. 11,072 201,178

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
OFG Bancorp ...................... 8,851 $ 402,012
Old National Bancorp ................. 60,336 1,207,927
Old Second Bancorp, Inc. .............. 8,534 144,395
Origin Bancorp, Inc. .................. 5,542 190,423
Pacific Premier Bancorp, Inc. ............ 18,061 488,731
Park National Corp. .................. 2,738 484,517
Pathward Financial, Inc. ............... 2,633 177,833
Peoples Bancorp, Inc. ................ 6,888 229,164
Pinnacle Financial Partners, Inc. .......... 14,565 1,402,901
Popular, Inc. ....................... 13,375 1,372,676
Preferred Bank ..................... 1,197 103,014
Premier Financial Corp. ............... 7,033 178,216
Prosperity Bancshares, Inc. ............. 17,907 1,298,616
Provident Financial Services, Inc. ......... 23,551 436,636
QCR Holdings, Inc. .................. 1,985 151,733
Republic Bancorp, Inc. , Class A .......... 1,119 73,429
S&T Bancorp, Inc. ................... 7,184 318,826
Sandy Spring Bancorp, Inc. ............. 8,521 260,998
Seacoast Banking Corp. of Florida ........ 6,718 187,029
ServisFirst Bancshares, Inc. ............ 6,259 502,222
Simmons First National Corp. , Class A ..... 23,525 506,493
Southside Bancshares, Inc. ............. 5,633 197,099
SouthState Corp. .................... 14,371 1,422,298
Stellar Bancorp, Inc. .................. 9,903 271,342
Stock Yards Bancorp, Inc. .............. 2,567 159,719
Synovus Financial Corp. ............... 27,633 1,291,843
Texas Capital Bancshares, Inc.
(a)
......... 8,875 586,638
TFS Financial Corp. .................. 3,213 43,568
Tompkins Financial Corp. .............. 2,496 157,098
Towne Bank ....................... 13,359 444,053
TriCo Bancshares ................... 6,140 285,694
Triumph Financial, Inc.
(a) (b)
.............. 2,330 211,401
TrustCo Bank Corp. .................. 3,564 126,914
Trustmark Corp. .................... 10,839 376,438
UMB Financial Corp. ................. 8,742 891,859
United Bankshares, Inc. ............... 25,218 981,737
United Community Banks, Inc. ........... 22,554 698,046
Univest Financial Corp. ................ 5,617 155,310
Valley National Bancorp ............... 82,239 690,808
Veritex Holdings, Inc. ................. 9,735 244,056
WaFd, Inc. ........................ 15,565 553,958
Webster Financial Corp. ............... 32,555 1,615,379
WesBanco, Inc. ..................... 11,092 353,613
Westamerica Bancorp ................ 4,790 258,468
Western Alliance Bancorp .............. 20,625 1,659,488
Wintrust Financial Corp. ............... 11,608 1,255,986
WSFS Financial Corp. ................ 6,167 348,374
Zions Bancorp NA ................... 27,918 1,442,523
63,204,866
Beverages — 0.1%
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 11,905 86,430
MGP Ingredients, Inc. ................. 1,398 114,007
National Beverage Corp. ............... 1,884 91,921
292,358
Biotechnology — 2.1%
(a)
89bio, Inc. ........................ 15,524 142,200
Agios Pharmaceuticals, Inc. ............. 5,138 238,403
Akero Therapeutics, Inc. ............... 4,792 128,090
Alector, Inc. ....................... 8,053 48,318
Alkermes plc
(b)
...................... 13,936 380,731
ALX Oncology Holdings, Inc. ............ 2,702 12,970
Amicus Therapeutics, Inc. .............. 15,164 156,341
AnaptysBio, Inc. .................... 830 28,917
Security
Shares
Shares Value
Biotechnology (continued)
Arcus Biosciences, Inc. ................ 4,331 $ 71,072
Arrowhead Pharmaceuticals, Inc. ......... 10,844 309,705
Aurinia Pharmaceuticals, Inc. ............ 9,558 56,201
Beam Therapeutics, Inc.
(b)
.............. 13,531 428,121
Bridgebio Pharma, Inc.
(b)
............... 6,243 162,006
Cabaletta Bio, Inc.
(b)
.................. 6,766 48,039
Catalyst Pharmaceuticals, Inc. ........... 10,275 177,141
Cogent Biosciences, Inc.
(b)
.............. 5,216 49,187
CRISPR Therapeutics AG
(b)
............. 9,274 531,307
Cullinan Therapeutics, Inc. ............. 4,879 94,409
Cytokinetics, Inc. .................... 11,158 658,434
Day One Biopharmaceuticals, Inc. ........ 4,614 66,026
Denali Therapeutics, Inc. ............... 12,113 295,194
Dynavax Technologies Corp.
(b)
........... 11,386 127,409
Dyne Therapeutics, Inc. ............... 6,785 291,144
Gyre Therapeutics, Inc. ................ 1,479 21,401
Ideaya Biosciences, Inc.
(b)
.............. 5,140 221,277
Ironwood Pharmaceuticals, Inc. , Class A .... 27,024 184,574
Keros Therapeutics, Inc. ............... 2,004 100,521
Kiniksa Pharmaceuticals International plc .... 2,921 77,699
Kura Oncology, Inc. .................. 10,115 210,493
Lyell Immunopharma, Inc. .............. 13,872 22,334
Morphic Holding, Inc. ................. 7,505 425,233
Novavax, Inc.
(b)
..................... 10,828 138,707
Olema Pharmaceuticals, Inc. ............ 5,190 83,870
ORIC Pharmaceuticals, Inc.
(b)
........... 2,891 32,379
PTC Therapeutics, Inc. ................ 4,816 163,022
REGENXBIO, Inc. ................... 7,485 106,661
REVOLUTION Medicines, Inc. ........... 16,716 762,918
Rocket Pharmaceuticals, Inc.
(b)
........... 8,304 200,957
Roivant Sciences Ltd. ................. 73,677 799,395
Sage Therapeutics, Inc. ............... 2,359 25,831
Sana Biotechnology, Inc.
(b)
.............. 5,613 34,183
Scholar Rock Holding Corp.
(b)
........... 3,383 30,718
Spyre Therapeutics, Inc. ............... 2,187 60,142
Stoke Therapeutics, Inc.
(b)
.............. 4,499 67,350
Summit Therapeutics, Inc.
(b)
............. 7,844 84,715
Syndax Pharmaceuticals, Inc. ........... 7,513 170,545
TG Therapeutics, Inc.
(b)
................ 12,351 244,056
Tyra Biosciences, Inc. ................. 1,905 42,215
Vir Biotechnology, Inc. ................ 17,464 177,434
Viridian Therapeutics, Inc. .............. 4,572 77,038
Y-mAbs Therapeutics, Inc. .............. 1,978 24,290
Zentalis Pharmaceuticals, Inc. ........... 5,309 20,652
Zymeworks, Inc. .................... 7,995 83,628
9,195,603
Broadline Retail — 0.6%
Dillard's, Inc. , Class A ................. 790 314,886
Etsy, Inc.
(a)
........................ 7,960 518,514
Kohl's Corp. ....................... 20,655 447,387
Macy's, Inc. ....................... 51,884 896,556
Nordstrom, Inc. ..................... 20,260 462,536
2,639,879
Building Products — 1.1%
American Woodmark Corp.
(a)
............ 1,725 176,209
Apogee Enterprises, Inc. ............... 2,428 166,658
AZZ, Inc. ......................... 2,572 205,657
Fortune Brands Innovations, Inc. ......... 23,789 1,922,389
Griffon Corp. ....................... 2,969 213,946
Hayward Holdings, Inc.
(a) (b)
.............. 12,677 187,493
Insteel Industries, Inc. ................. 1,805 61,821
Janus International Group, Inc.
(a) (b)
........ 6,341 91,437
JELD-WEN Holding, Inc.
(a)
.............. 16,034 267,607

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Masterbrand, Inc.
(a)
.................. 24,075 $ 434,554
Quanex Building Products Corp. .......... 4,062 135,671
Resideo Technologies, Inc.
(a)
............ 15,322 348,116
UFP Industries, Inc. .................. 5,293 698,306
4,909,864
Capital Markets — 3.0%
Affiliated Managers Group, Inc. .......... 3,378 627,024
Artisan Partners Asset Management, Inc. , Class
A ............................ 6,190 273,350
B Riley Financial, Inc.
(b)
................ 3,091 59,347
BGC Group, Inc. , Class A .............. 37,127 341,940
Brightsphere Investment Group, Inc. ....... 2,076 54,370
Donnelley Financial Solutions, Inc.
(a)
....... 2,404 162,222
Evercore, Inc. , Class A ................ 4,900 1,226,911
Federated Hermes, Inc. , Class B ......... 15,858 544,405
Houlihan Lokey, Inc. , Class A ............ 4,052 608,813
Invesco Ltd. ....................... 61,538 1,062,146
Janus Henderson Group plc ............ 24,377 907,556
Jefferies Financial Group, Inc. ........... 19,031 1,112,743
MarketAxess Holdings, Inc. ............. 2,627 587,213
Moelis & Co. , Class A ................. 13,184 896,512
Open Lending Corp. , Class A
(a)
........... 18,787 118,358
Perella Weinberg Partners , Class C ....... 5,226 98,771
Piper Sandler Cos. ................... 1,554 424,677
SEI Investments Co. .................. 6,673 452,696
StepStone Group, Inc. , Class A .......... 5,071 254,869
Stifel Financial Corp. ................. 18,953 1,680,563
StoneX Group, Inc.
(a)
................. 2,927 243,936
TPG, Inc. , Class A ................... 7,129 363,508
Victory Capital Holdings, Inc. , Class A ...... 3,851 201,754
Virtu Financial, Inc. , Class A ............. 15,931 435,235
Virtus Investment Partners, Inc. .......... 779 176,054
WisdomTree, Inc. .................... 9,685 115,639
13,030,612
Chemicals — 2.4%
AdvanSix, Inc. ...................... 5,015 140,270
Arcadium Lithium plc
(a) (b)
............... 106,373 338,266
Ashland, Inc. ....................... 4,492 434,152
Avient Corp. ....................... 17,355 785,140
Axalta Coating Systems Ltd.
(a)
........... 11,533 411,152
Cabot Corp. ....................... 3,294 330,355
Chemours Co. (The) .................. 27,985 676,397
Ecovyst, Inc.
(a) (b)
..................... 10,385 99,073
Element Solutions, Inc. ................ 26,576 716,223
FMC Corp. ........................ 23,557 1,374,787
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 122,026 46,370
HB Fuller Co. ...................... 4,316 372,039
Huntsman Corp. .................... 18,722 448,018
Ingevity Corp.
(a)
..................... 6,280 288,189
Koppers Holdings, Inc. ................ 2,074 84,433
Kronos Worldwide, Inc. ................ 4,141 49,526
LSB Industries, Inc.
(a)
................. 8,964 81,662
Mativ Holdings, Inc. .................. 10,353 197,639
Minerals Technologies, Inc. ............. 6,070 475,767
NewMarket Corp. .................... 920 516,000
Olin Corp. ......................... 22,561 1,029,007
Orion SA ......................... 5,464 134,524
Perimeter Solutions SA
(a) (b)
............. 12,035 116,619
PureCycle Technologies, Inc.
(a) (b)
.......... 18,876 145,534
Scotts Miracle-Gro Co. (The) ............ 4,408 346,469
Sensient Technologies Corp. ............ 3,745 292,297
Stepan Co. ........................ 2,053 173,745
Security
Shares
Shares Value
Chemicals (continued)
Tronox Holdings plc .................. 22,383 $ 361,709
10,465,362
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. .................. 5,598 311,025
Brady Corp. , Class A, NVS ............. 4,144 296,752
BrightView Holdings, Inc.
(a) (b)
............ 8,151 117,293
Brink's Co. (The) .................... 2,526 277,835
Cimpress plc
(a)
...................... 3,083 281,385
CoreCivic, Inc.
(a)
.................... 21,064 293,632
Deluxe Corp. ....................... 7,784 189,774
Driven Brands Holdings, Inc.
(a)
........... 5,067 68,100
Ennis, Inc. ........................ 4,773 113,788
Enviri Corp.
(a)
...................... 14,749 174,333
GEO Group, Inc. (The)
(a)
............... 23,100 334,950
Healthcare Services Group, Inc.
(a)
......... 13,799 157,723
HNI Corp. ......................... 5,466 300,357
Interface, Inc. ...................... 3,880 67,046
Matthews International Corp. , Class A ...... 5,699 164,986
MillerKnoll, Inc. ..................... 7,217 223,871
MSA Safety, Inc. .................... 2,803 528,786
OPENLANE, Inc.
(a)
................... 6,059 108,335
Pitney Bowes, Inc. ................... 16,333 107,798
Steelcase, Inc. , Class A ............... 16,546 239,752
Stericycle, Inc.
(a)
.................... 11,298 661,498
UniFirst Corp. ...................... 1,286 250,178
Vestis Corp. ....................... 15,177 196,846
5,466,043
Communications Equipment — 0.4%
(a)
Ciena Corp. ....................... 13,149 693,478
Infinera Corp.
(b)
..................... 21,051 125,043
Lumentum Holdings, Inc.
(b)
............. 5,665 293,334
NetScout Systems, Inc. ................ 12,769 259,849
Viasat, Inc.
(b)
....................... 15,260 308,557
Viavi Solutions, Inc. .................. 19,538 157,086
1,837,347
Construction & Engineering — 1.1%
Ameresco, Inc. , Class A
(a) (b)
............. 3,733 117,851
Argan, Inc. ........................ 1,309 103,319
Centuri Holdings, Inc.
(a)
................ 1,347 22,239
Fluor Corp.
(a)
....................... 32,188 1,548,243
Granite Construction, Inc. .............. 3,858 264,119
Limbach Holdings, Inc.
(a)
............... 699 44,540
MDU Resources Group, Inc. ............ 35,442 954,807
Primoris Services Corp. ............... 3,891 219,725
Tutor Perini Corp.
(a)
.................. 8,358 208,031
Valmont Industries, Inc. ................ 3,732 1,113,479
4,596,353
Construction Materials — 0.1%
Knife River Corp.
(a)
................... 3,778 300,427
Consumer Finance — 1.3%
Bread Financial Holdings, Inc. ........... 9,168 500,389
Credit Acceptance Corp.
(a) (b)
............. 1,114 640,439
Encore Capital Group, Inc.
(a)
............ 4,371 220,954
Enova International, Inc.
(a)
.............. 4,834 417,996
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 5,268 54,893
FirstCash Holdings, Inc. ............... 2,803 312,815
LendingClub Corp.
(a)
.................. 9,207 115,180
LendingTree, Inc.
(a)
................... 2,070 110,165
Navient Corp. ...................... 15,107 247,906
Nelnet, Inc. , Class A .................. 2,588 291,693
NerdWallet, Inc. , Class A
(a)
.............. 3,256 47,635
OneMain Holdings, Inc. ................ 21,338 1,115,124

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
PRA Group, Inc.
(a)
................... 6,859 $ 182,792
PROG Holdings, Inc. ................. 8,247 371,610
SLM Corp. ........................ 41,375 938,799
World Acceptance Corp.
(a)
.............. 776 94,765
5,663,155
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 4,060 221,392
Chefs' Warehouse, Inc. (The)
(a)
.......... 3,632 151,055
Grocery Outlet Holding Corp.
(a)
........... 9,788 191,453
Ingles Markets, Inc. , Class A ............ 2,742 222,239
PriceSmart, Inc. ..................... 1,706 155,809
SpartanNash Co. .................... 6,452 136,266
Sprouts Farmers Market, Inc.
(a)
........... 5,464 545,799
United Natural Foods, Inc.
(a)
............. 11,101 172,066
Weis Markets, Inc. ................... 2,138 161,312
1,957,391
Containers & Packaging — 1.6%
AptarGroup, Inc. .................... 3,868 568,519
Berry Global Group, Inc. ............... 21,842 1,435,456
Graphic Packaging Holding Co. .......... 30,862 928,946
Greif, Inc. , Class A, NVS ............... 4,809 320,664
Greif, Inc. , Class B ................... 507 35,830
Myers Industries, Inc. ................. 4,380 65,262
O-I Glass, Inc.
(a)
..................... 28,930 386,505
Pactiv Evergreen, Inc. ................ 7,531 98,957
Ranpak Holdings Corp. , Class A
(a)
........ 8,279 59,774
Sealed Air Corp. .................... 27,195 1,034,770
Silgan Holdings, Inc. .................. 15,532 798,811
Sonoco Products Co. ................. 18,400 992,128
TriMas Corp. ....................... 7,700 189,266
6,914,888
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............ 3,202 123,085
GigaCloud Technology, Inc. , Class A
(a) (b)
..... 2,837 83,493
206,578
Diversified Consumer Services — 0.7%
ADT, Inc. ......................... 56,860 442,371
Adtalem Global Education, Inc.
(a)
......... 3,328 260,948
Chegg, Inc.
(a)
....................... 11,763 40,112
European Wax Center, Inc. , Class A
(a)
...... 1,626 15,268
Frontdoor, Inc.
(a)
..................... 8,243 325,269
Graham Holdings Co. , Class B ........... 651 504,427
H&R Block, Inc. ..................... 16,068 930,980
Laureate Education, Inc. ............... 13,202 204,631
Mister Car Wash, Inc.
(a)
................ 11,431 86,876
Perdoceo Education Corp. .............. 6,139 152,186
Stride, Inc.
(a) (b)
...................... 2,532 192,381
3,155,449
Diversified REITs — 0.4%
Alexander & Baldwin, Inc. .............. 3,939 77,638
American Assets Trust, Inc. ............. 5,923 157,078
Armada Hoffler Properties, Inc. .......... 12,831 152,432
Broadstone Net Lease, Inc. ............. 22,014 383,264
Empire State Realty Trust, Inc. , Class A ..... 16,271 175,239
Essential Properties Realty Trust, Inc. ...... 13,400 396,506
Gladstone Commercial Corp. ............ 4,629 69,666
Global Net Lease, Inc. ................ 38,030 330,861
1,742,684
Diversified Telecommunication Services — 0.9%
Cogent Communications Holdings, Inc. ..... 8,284 584,768
Consolidated Communications Holdings, Inc.
(a)
14,709 67,661
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Frontier Communications Parent, Inc.
(a) (b)
.... 34,595 $ 1,013,634
IDT Corp. , Class B ................... 1,382 52,834
Liberty Global Ltd. , Class A
(a)
............ 31,273 609,511
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 31,849 640,483
Liberty Latin America Ltd. , Class A
(a)
....... 6,190 64,871
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
.. 21,905 232,193
Lumen Technologies, Inc.
(a)
............. 186,262 586,725
Shenandoah Telecommunications Co. ...... 10,014 213,198
4,065,878
Electric Utilities — 1.6%
ALLETE, Inc. ...................... 10,873 701,309
Hawaiian Electric Industries, Inc. ......... 21,002 347,793
IDACORP, Inc. ..................... 6,583 643,488
MGE Energy, Inc. .................... 3,586 314,994
OGE Energy Corp. ................... 38,012 1,473,725
Otter Tail Corp. ..................... 4,515 437,594
Pinnacle West Capital Corp. ............ 21,524 1,842,239
PNM Resources, Inc. ................. 17,031 708,149
Portland General Electric Co. ............ 12,056 571,214
7,040,505
Electrical Equipment — 1.1%
Acuity Brands, Inc. ................... 1,733 435,590
Atkore, Inc.
(b)
....................... 3,944 532,440
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 72,199 156,672
EnerSys .......................... 4,081 448,624
Generac Holdings, Inc.
(a)
............... 6,283 978,137
NEXTracker, Inc. , Class A
(a)
............. 7,353 361,326
Plug Power, Inc.
(a) (b)
.................. 54,771 135,284
Preformed Line Products Co. ............ 249 34,330
Sensata Technologies Holding plc ......... 28,549 1,113,126
Sunrun, Inc.
(a) (b)
..................... 41,852 733,666
Thermon Group Holdings, Inc.
(a)
.......... 1,732 56,827
4,986,022
Electronic Equipment, Instruments & Components — 1.8%
Advanced Energy Industries, Inc. ......... 3,720 432,896
Arrow Electronics, Inc.
(a)
............... 10,049 1,242,961
Avnet, Inc. ........................ 17,178 923,489
Bel Fuse, Inc. , Class B, NVS ............ 904 67,140
Belden, Inc. ....................... 3,002 278,255
Benchmark Electronics, Inc. ............ 3,685 176,401
Crane NXT Co. ..................... 10,618 667,660
ePlus, Inc.
(a)
....................... 2,542 233,661
Insight Enterprises, Inc.
(a)
.............. 2,693 604,578
IPG Photonics Corp.
(a)
................ 3,328 267,571
Kimball Electronics, Inc.
(a)
.............. 3,054 72,380
Knowles Corp.
(a)
.................... 17,415 318,172
OSI Systems, Inc.
(a)
.................. 1,166 172,545
PC Connection, Inc. .................. 1,370 98,051
Plexus Corp.
(a)
...................... 1,904 244,036
Sanmina Corp.
(a)
.................... 6,362 479,249
ScanSource, Inc.
(a) (b)
.................. 4,796 249,632
TTM Technologies, Inc.
(a)
............... 19,264 373,336
Vishay Intertechnology, Inc. ............. 21,625 525,704
Vontier Corp. ....................... 11,087 434,943
7,862,660
Energy Equipment & Services — 1.3%
Archrock, Inc. ...................... 14,732 305,394
Atlas Energy Solutions, Inc. ............. 7,858 166,904
Bristow Group, Inc.
(a)
................. 3,781 143,489
Cactus, Inc. , Class A ................. 6,096 384,780
Diamond Offshore Drilling, Inc.
(a)
.......... 7,194 118,126
Helmerich & Payne, Inc. ............... 18,644 753,591

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc. .............. 1,169 $ 33,726
Liberty Energy, Inc. , Class A ............ 30,358 733,146
Nabors Industries Ltd.
(a)
............... 1,110 114,141
Newpark Resources, Inc.
(a)
............. 14,481 119,613
NOV, Inc. ......................... 28,281 588,810
Patterson-UTI Energy, Inc. ............. 32,910 361,681
ProFrac Holding Corp. , Class A
(a)
......... 4,429 41,145
ProPetro Holding Corp.
(a)
............... 5,538 53,109
RPC, Inc. ......................... 7,932 59,252
Select Water Solutions, Inc. , Class A ....... 8,738 103,283
TETRA Technologies, Inc.
(a)
............. 8,931 33,313
Tidewater, Inc.
(a) (b)
................... 3,788 374,860
Transocean Ltd.
(a)
................... 85,403 494,483
US Silica Holdings, Inc.
(a)
.............. 14,877 230,445
Valaris Ltd.
(a)
....................... 3,624 284,810
5,498,101
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
51,842 275,281
Cinemark Holdings, Inc.
(a) (b)
............. 12,290 289,798
Lions Gate Entertainment Corp. , Class A
(a)
... 9,047 82,961
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 24,318 200,380
Madison Square Garden Sports Corp.
(a)
..... 1,277 255,924
Playtika Holding Corp. ................ 13,359 101,929
Sphere Entertainment Co. , Class A
(a)
....... 5,135 228,405
Vivid Seats, Inc. , Class A
(a) (b)
............ 13,674 66,729
1,501,407
Financial Services — 2.8%
Acacia Research Corp.
(a)
............... 3,266 17,473
Cannae Holdings, Inc.
(b)
............... 10,745 216,082
Cass Information Systems, Inc. .......... 1,156 49,639
Compass Diversified Holdings ........... 11,657 280,467
Enact Holdings, Inc. .................. 5,719 194,618
Essent Group Ltd. ................... 20,139 1,265,535
Euronet Worldwide, Inc.
(a)
.............. 3,974 405,308
EVERTEC, Inc. ..................... 6,906 238,050
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 1,078 222,305
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 11,662 382,164
I3 Verticals, Inc. , Class A
(a)
.............. 1,750 42,892
International Money Express, Inc.
(a)
........ 2,574 57,168
Jackson Financial, Inc. , Class A .......... 11,664 1,027,132
Marqeta, Inc. , Class A
(a)
............... 47,461 255,815
Merchants Bancorp .................. 1,264 56,880
MGIC Investment Corp. ............... 50,141 1,245,502
Mr Cooper Group, Inc.
(a)
............... 11,464 1,030,384
NCR Atleos Corp.
(a)
.................. 13,638 438,462
NMI Holdings, Inc. , Class A
(a)
............ 14,387 566,128
PennyMac Financial Services, Inc. ........ 5,325 522,489
Radian Group, Inc. ................... 15,140 561,694
Repay Holdings Corp. , Class A
(a)
......... 5,893 56,691
Rocket Cos., Inc. , Class A
(a) (b)
............ 24,545 397,383
Voya Financial, Inc. .................. 11,909 866,142
Walker & Dunlop, Inc. ................. 6,322 675,822
Western Union Co. (The) .............. 63,821 758,832
WEX, Inc.
(a)
........................ 3,191 585,389
12,416,446
Food Products — 1.3%
B&G Foods, Inc. .................... 14,516 125,128
Cal-Maine Foods, Inc. ................. 7,992 571,987
Darling Ingredients, Inc.
(a)
.............. 30,129 1,197,025
Flowers Foods, Inc. .................. 37,724 849,545
Security
Shares
Shares Value
Food Products (continued)
Fresh Del Monte Produce, Inc. ........... 6,952 $ 174,148
Hain Celestial Group, Inc. (The)
(a)
......... 16,587 128,383
Ingredion, Inc. ...................... 8,157 1,014,486
J & J Snack Foods Corp. ............... 1,173 197,885
John B Sanfilippo & Son, Inc. ............ 868 91,027
Mission Produce, Inc.
(a)
................ 2,803 31,506
Pilgrim's Pride Corp.
(a)
................ 3,320 136,884
Post Holdings, Inc.
(a)
.................. 4,397 480,856
Seaboard Corp. ..................... 48 155,900
TreeHouse Foods, Inc.
(a)
............... 8,911 358,935
Utz Brands, Inc. , Class A ............... 3,425 50,827
Westrock Coffee Co.
(a) (b)
............... 2,961 29,314
WK Kellogg Co. ..................... 12,414 218,486
5,812,322
Gas Utilities — 1.2%
Chesapeake Utilities Corp. ............. 2,475 292,124
National Fuel Gas Co. ................ 17,380 1,018,294
New Jersey Resources Corp. ............ 13,362 624,674
Northwest Natural Holding Co. ........... 7,099 283,818
ONE Gas, Inc. ...................... 9,886 688,362
Southwest Gas Holdings, Inc. ........... 10,516 779,867
Spire, Inc. ......................... 10,861 723,234
UGI Corp. ......................... 39,685 983,394
5,393,767
Ground Transportation — 1.0%
ArcBest Corp. ...................... 2,461 310,209
Avis Budget Group, Inc. ............... 3,359 339,292
Covenant Logistics Group, Inc. , Class A ..... 1,566 87,618
FTAI Infrastructure, Inc. ................ 8,544 88,089
Heartland Express, Inc. ................ 9,430 122,307
Hertz Global Holdings, Inc.
(a) (b)
........... 23,948 97,708
Knight-Swift Transportation Holdings, Inc. ... 10,593 576,577
Landstar System, Inc. ................. 3,677 699,549
Lyft, Inc. , Class A
(a)
................... 39,856 480,265
Marten Transport Ltd. ................. 7,359 138,423
RXO, Inc.
(a)
........................ 8,871 281,299
Ryder System, Inc. ................... 4,565 639,830
Schneider National, Inc. , Class B ......... 10,037 270,096
Universal Logistics Holdings, Inc. ......... 1,297 55,810
Werner Enterprises, Inc. ............... 6,351 248,896
4,435,968
Health Care Equipment & Supplies — 1.4%
Artivion, Inc.
(a)
...................... 3,257 88,428
Atrion Corp. ....................... 83 38,039
Avanos Medical, Inc.
(a)
................ 6,103 145,984
Dentsply Sirona, Inc. ................. 39,161 1,062,830
Embecta Corp. ..................... 10,729 168,123
Enovis Corp.
(a)
...................... 9,893 471,302
Envista Holdings Corp.
(a)
............... 32,402 553,102
Globus Medical, Inc. , Class A
(a)
.......... 8,125 584,675
ICU Medical, Inc.
(a)
................... 1,919 243,675
Integer Holdings Corp.
(a) (b)
.............. 1,582 187,878
Integra LifeSciences Holdings Corp.
(a)
...... 12,820 318,064
Masimo Corp.
(a)
..................... 3,271 349,932
Neogen Corp.
(a) (b)
.................... 40,999 698,213
Novocure Ltd.
(a)
..................... 8,618 196,232
Omnicell, Inc.
(a)
..................... 8,654 252,783
QuidelOrtho Corp.
(a) (b)
................. 9,585 376,595
Tandem Diabetes Care, Inc.
(a) (b)
.......... 4,187 154,835
Varex Imaging Corp.
(a)
................ 5,193 76,804
5,967,494

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 1.4%
Accolade, Inc.
(a)
..................... 9,676 $ 39,672
agilon health, Inc.
(a) (b)
................. 58,395 402,342
Amedisys, Inc.
(a)
.................... 4,266 418,281
AMN Healthcare Services, Inc.
(a)
.......... 7,155 483,821
BrightSpring Health Services, Inc.
(a) (b)
...... 4,569 56,610
Brookdale Senior Living, Inc.
(a)
........... 34,304 265,170
Castle Biosciences, Inc.
(a)
.............. 3,413 82,356
Cross Country Healthcare, Inc.
(a)
......... 5,989 109,239
Fulgent Genetics, Inc.
(a) (b)
.............. 3,732 89,307
Henry Schein, Inc.
(a)
.................. 24,161 1,738,142
LifeStance Health Group, Inc.
(a) (b)
......... 9,281 51,138
National HealthCare Corp. .............. 1,494 203,423
NeoGenomics, Inc.
(a)
................. 12,208 216,448
OPKO Health, Inc.
(a) (b)
................. 58,478 83,039
Owens & Minor, Inc.
(a)
................. 6,879 112,953
Patterson Cos., Inc. .................. 15,261 385,340
Pediatrix Medical Group, Inc.
(a)
........... 15,692 130,871
PetIQ, Inc. , Class A
(a)
................. 4,809 105,221
Premier, Inc. , Class A ................. 19,639 412,026
Select Medical Holdings Corp. ........... 10,020 398,395
US Physical Therapy, Inc. .............. 1,227 119,633
5,903,427
Health Care REITs — 1.0%
American Healthcare REIT, Inc. .......... 12,547 199,999
CareTrust REIT, Inc. .................. 26,555 715,923
Community Healthcare Trust, Inc. ......... 1,934 42,084
Diversified Healthcare Trust
(a)
............ 30,773 102,782
Global Medical REIT, Inc. .............. 6,522 62,285
LTC Properties, Inc. .................. 8,207 293,072
Medical Properties Trust, Inc.
(b)
........... 113,097 543,996
Omega Healthcare Investors, Inc. ......... 46,373 1,687,977
Sabra Health Care REIT, Inc. ............ 39,927 648,015
Universal Health Realty Income Trust ...... 1,597 68,272
4,364,405
Health Care Technology — 0.1%
(a)
Definitive Healthcare Corp. , Class A ....... 6,467 25,221
GoodRx Holdings, Inc. , Class A
(b)
......... 8,177 74,002
Schrodinger, Inc.
(b)
................... 4,014 89,432
Teladoc Health, Inc.
(b)
................. 19,348 182,452
371,107
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co. ............ 39,128 322,024
Park Hotels & Resorts, Inc. ............. 39,812 599,569
Pebblebrook Hotel Trust
(b)
.............. 13,909 190,414
RLJ Lodging Trust ................... 12,112 114,337
Service Properties Trust ............... 31,192 176,859
Summit Hotel Properties, Inc. ............ 20,401 129,342
1,532,545
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc. , Class A
(a)
....... 9,988 121,854
Bally's Corp.
(a)
...................... 4,372 75,330
Bloomin' Brands, Inc. ................. 14,945 311,603
Bowlero Corp. , Class A
(b)
............... 1,841 23,841
Boyd Gaming Corp. .................. 12,908 785,710
Brinker International, Inc.
(a)
............. 8,413 562,073
Caesars Entertainment, Inc.
(a)
........... 24,404 974,940
Cheesecake Factory, Inc. (The) .......... 9,043 351,682
Chuy's Holdings, Inc.
(a)
................ 1,375 50,999
Cracker Barrel Old Country Store, Inc. ...... 4,218 193,311
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 6,078 228,594
Dine Brands Global, Inc. ............... 2,734 97,987
Everi Holdings, Inc.
(a)
................. 9,808 126,229
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment, Inc. ............. 2,945 $ 98,451
Hilton Grand Vacations, Inc.
(a)
........... 8,578 370,655
Hyatt Hotels Corp. , Class A
(b)
............ 2,472 364,200
Jack in the Box, Inc. .................. 3,584 213,033
Marriott Vacations Worldwide Corp. ........ 5,792 489,887
Papa John's International, Inc. ........... 1,860 82,268
Penn Entertainment, Inc.
(a) (b)
............ 25,624 511,711
Portillo's, Inc. , Class A
(a) (b)
.............. 2,768 28,676
Red Rock Resorts, Inc. , Class A .......... 3,189 181,773
Rush Street Interactive, Inc. , Class A
(a)
..... 4,005 40,090
Sabre Corp.
(a)
...................... 71,681 245,866
Target Hospitality Corp.
(a)
.............. 2,267 21,219
Travel + Leisure Co. .................. 13,254 610,877
United Parks & Resorts, Inc.
(a)
........... 6,845 360,389
Vail Resorts, Inc. .................... 3,219 585,890
Wendy's Co. (The) ................... 14,857 251,529
Wyndham Hotels & Resorts, Inc. ......... 10,703 810,431
9,171,098
Household Durables — 2.7%
Century Communities, Inc. ............. 3,590 375,909
Ethan Allen Interiors, Inc. .............. 4,290 132,432
Green Brick Partners, Inc.
(a) (b)
............ 5,970 436,705
Helen of Troy Ltd.
(a)
.................. 4,514 266,823
KB Home ......................... 12,716 1,094,593
La-Z-Boy, Inc. ...................... 8,144 359,476
Legacy Housing Corp.
(a)
............... 1,164 33,151
Leggett & Platt, Inc. .................. 25,078 330,277
LGI Homes, Inc.
(a)
................... 3,983 458,324
M/I Homes, Inc.
(a)
.................... 5,288 882,197
Meritage Homes Corp. ................ 6,870 1,393,717
Mohawk Industries, Inc.
(a)
.............. 10,086 1,624,552
Newell Brands, Inc. .................. 74,232 637,653
Taylor Morrison Home Corp.
(a)
........... 18,871 1,265,867
Tempur Sealy International, Inc. .......... 8,455 442,619
TRI Pointe Homes, Inc.
(a)
............... 17,475 790,744
Vizio Holding Corp. , Class A
(a)
........... 6,201 68,087
Whirlpool Corp. ..................... 10,366 1,057,021
Worthington Enterprises, Inc. ............ 6,130 305,948
11,956,095
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............. 1,814 72,270
Central Garden & Pet Co. , Class A, NVS
(a)
... 9,770 335,697
Energizer Holdings, Inc. ............... 12,309 378,994
Reynolds Consumer Products, Inc. ........ 6,415 178,465
965,426
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class A ........... 3,030 74,629
Clearway Energy, Inc. , Class C .......... 6,911 184,385
Sunnova Energy International, Inc.
(a) (b)
...... 13,881 98,139
357,153
Industrial REITs — 0.7%
Americold Realty Trust, Inc. ............. 22,198 663,498
Innovative Industrial Properties, Inc. ....... 2,631 323,113
LXP Industrial Trust .................. 55,189 568,447
Plymouth Industrial REIT, Inc. ........... 4,733 113,213
Rexford Industrial Realty, Inc. ........... 11,861 594,355
STAG Industrial, Inc. ................. 19,984 815,547
3,078,173
Insurance — 3.6%
Ambac Financial Group, Inc.
(a)
........... 4,700 61,993
American Coastal Insurance Corp.
(a)
....... 4,744 57,924
AMERISAFE, Inc. ................... 3,632 172,447

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ...................... 9,879 $ 1,727,541
Assured Guaranty Ltd. ................ 3,334 274,622
Axis Capital Holdings Ltd. .............. 14,939 1,131,629
Brighthouse Financial, Inc.
(a)
............ 11,866 591,757
CNO Financial Group, Inc. .............. 20,553 716,478
Employers Holdings, Inc. ............... 3,063 147,055
Enstar Group Ltd.
(a)
.................. 2,187 709,463
F&G Annuities & Life, Inc. .............. 3,342 144,140
First American Financial Corp. ........... 19,409 1,175,797
Globe Life, Inc. ..................... 17,475 1,620,632
Hamilton Insurance Group Ltd. , Class B
(a)
... 2,020 35,209
Hanover Insurance Group, Inc. (The) ...... 3,160 434,468
Horace Mann Educators Corp. ........... 7,746 267,779
Kemper Corp. ...................... 11,675 747,901
Lemonade, Inc.
(a) (b)
................... 4,873 87,860
Lincoln National Corp. ................ 31,847 1,060,505
Mercury General Corp. ................ 2,646 158,416
Old Republic International Corp. .......... 47,978 1,660,998
Primerica, Inc. ...................... 2,666 671,219
ProAssurance Corp.
(a)
................. 5,867 76,858
Root, Inc. , Class A
(a) (b)
................. 751 45,233
Safety Insurance Group, Inc. ............ 1,628 139,275
Selective Insurance Group, Inc. .......... 7,996 722,199
SiriusPoint Ltd.
(a)
.................... 18,693 268,618
Skyward Specialty Insurance Group, Inc.
(a)
... 3,856 152,582
Stewart Information Services Corp. ........ 5,194 367,216
Tiptree, Inc. ....................... 1,688 33,338
Trupanion, Inc.
(a)
.................... 2,048 75,899
United Fire Group, Inc. ................ 4,176 93,584
White Mountains Insurance Group Ltd.
(b)
.... 154 275,044
15,905,679
Interactive Media & Services — 0.5%
Bumble, Inc. , Class A
(a)
................ 5,702 53,257
Cars.com, Inc.
(a)
..................... 7,246 149,412
EverQuote, Inc. , Class A
(a)
.............. 3,049 79,548
IAC, Inc.
(a) (b)
....................... 10,252 541,408
MediaAlpha, Inc. , Class A
(a)
............. 1,759 25,805
Shutterstock, Inc. .................... 4,618 204,208
Taboola.com Ltd.
(a) (b)
.................. 13,150 45,630
Yelp, Inc.
(a)
........................ 5,690 207,287
Ziff Davis, Inc.
(a)
..................... 8,668 415,024
ZoomInfo Technologies, Inc.
(a)
........... 20,671 234,823
1,956,402
IT Services — 0.7%
ASGN, Inc.
(a) (b)
...................... 5,772 546,435
Core Scientific, Inc.
(a)
................. 30,052 293,007
DigitalOcean Holdings, Inc.
(a)
............ 3,937 130,433
DXC Technology Co.
(a) (b)
............... 33,617 683,770
Fastly, Inc. , Class A
(a) (b)
................ 6,825 55,282
Hackett Group, Inc. (The) .............. 1,928 52,596
Kyndryl Holdings, Inc.
(a)
................ 43,228 1,161,536
Perficient, Inc.
(a)
..................... 3,639 274,417
Thoughtworks Holding, Inc.
(a)
............ 14,718 51,219
3,248,695
Leisure Products — 1.1%
Acushnet Holdings Corp. ............... 2,995 217,377
Brunswick Corp. .................... 7,502 611,038
Hasbro, Inc. ....................... 15,168 977,729
Malibu Boats, Inc. , Class A
(a) (b)
........... 3,707 141,014
Mattel, Inc.
(a)
....................... 40,258 776,577
Peloton Interactive, Inc. , Class A
(a)
........ 65,963 234,828
Polaris, Inc. ........................ 10,087 840,046
Smith & Wesson Brands, Inc. ............ 4,082 67,557
Security
Shares
Shares Value
Leisure Products (continued)
Sturm Ruger & Co., Inc. ............... 3,208 $ 144,713
Vista Outdoor, Inc.
(a)
.................. 10,114 410,932
YETI Holdings, Inc.
(a) (b)
................ 6,195 256,163
4,677,974
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc. , Class A
(a)
........... 8,341 172,409
BioLife Solutions, Inc.
(a)
................ 1,765 42,395
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 2,487 841,501
CryoPort, Inc.
(a) (b)
.................... 5,959 55,002
Fortrea Holdings, Inc.
(a)
................ 6,121 168,878
Mesa Laboratories, Inc. ............... 552 63,215
OmniAb, Inc.
(a)
...................... 12,277 58,807
Quanterix Corp.
(a) (b)
.................. 3,424 50,538
Sotera Health Co.
(a) (b)
................. 10,640 147,577
1,600,322
Machinery — 2.9%
AGCO Corp. ....................... 11,817 1,115,761
Albany International Corp. , Class A ........ 1,940 181,545
Allison Transmission Holdings, Inc. ........ 10,201 903,707
Astec Industries, Inc. ................. 4,244 148,922
Atmus Filtration Technologies, Inc.
(a)
....... 3,009 92,798
Barnes Group, Inc. ................... 9,035 364,472
Columbus McKinnon Corp. ............. 2,159 82,387
Crane Co. ......................... 2,849 457,037
Douglas Dynamics, Inc. ............... 2,580 74,588
Enpro, Inc. ........................ 1,168 199,658
Esab Corp. ........................ 3,070 311,912
Flowserve Corp. .................... 10,034 507,219
Gates Industrial Corp. plc
(a) (b)
............ 35,515 660,224
Greenbrier Cos., Inc. (The) ............. 5,812 296,470
Helios Technologies, Inc. ............... 3,501 160,871
Hillenbrand, Inc. .................... 8,476 374,893
Hillman Solutions Corp.
(a)
.............. 34,190 347,028
Hyster-Yale, Inc. .................... 2,191 179,092
John Bean Technologies Corp. ........... 2,207 217,125
Kennametal, Inc. .................... 14,147 369,803
Middleby Corp. (The)
(a)
................ 5,459 740,131
Miller Industries, Inc. ................. 1,066 72,424
Mueller Industries, Inc. ................ 10,441 740,684
Mueller Water Products, Inc. , Class A ...... 8,927 184,610
Nikola Corp.
(a) (b)
..................... 3,771 33,864
Oshkosh Corp. ..................... 8,385 911,030
Proto Labs, Inc.
(a)
.................... 2,156 75,072
REV Group, Inc. .................... 7,876 229,822
Standex International Corp. ............. 804 150,187
Tennant Co. ....................... 1,280 137,843
Terex Corp. ........................ 12,685 802,453
Timken Co. (The) .................... 6,110 531,264
Titan International, Inc.
(a)
............... 11,740 100,025
Toro Co. (The) ...................... 8,278 792,453
Trinity Industries, Inc. ................. 6,686 221,039
Wabash National Corp. ................ 4,128 88,711
12,857,124
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ........... 7,584 147,205
Kirby Corp.
(a)
....................... 3,809 468,050
Matson, Inc. ....................... 4,187 555,657
1,170,912
Media — 1.5%
Altice USA, Inc. , Class A
(a)
.............. 41,104 85,907
Cable One, Inc. ..................... 863 356,747
Cardlytics, Inc.
(a) (b)
................... 4,085 33,865

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Clear Channel Outdoor Holdings, Inc.
(a)
..... 48,499 $ 80,508
EchoStar Corp. , Class A
(a)
.............. 22,900 459,832
Gray Television, Inc. .................. 16,637 106,976
John Wiley & Sons, Inc. , Class A ......... 8,305 396,564
Liberty Broadband Corp. , Class A
(a)
........ 1,253 82,974
Liberty Broadband Corp. , Class C, NVS
(a)
... 8,297 559,135
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 28,840 649,189
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a) (b)
........................ 11,363 257,031
Magnite, Inc.
(a)
...................... 10,563 153,586
Nexstar Media Group, Inc. .............. 5,881 1,086,750
Paramount Global , Class A
(b)
............ 1,048 23,999
Paramount Global , Class B, NVS ......... 106,141 1,212,130
Scholastic Corp. .................... 4,440 139,105
Sinclair, Inc. , Class A ................. 6,300 96,894
Stagwell, Inc. , Class A
(a)
............... 16,937 113,139
TechTarget, Inc.
(a)
.................... 3,077 98,464
TEGNA, Inc. ....................... 31,592 503,261
Thryv Holdings, Inc.
(a)
................. 5,953 115,964
6,612,020
Metals & Mining — 2.1%
Alcoa Corp. ........................ 46,420 1,533,717
Alpha Metallurgical Resources, Inc. ....... 1,327 392,009
Arch Resources, Inc. , Class A ........... 3,326 487,425
Cleveland-Cliffs, Inc.
(a)
................ 33,805 518,907
Coeur Mining, Inc.
(a)
.................. 36,659 237,917
Commercial Metals Co. ................ 21,780 1,308,978
Compass Minerals International, Inc. ....... 6,653 88,485
Hecla Mining Co.
(b)
................... 68,022 393,167
Ivanhoe Electric, Inc.
(a)
................ 6,525 64,728
Kaiser Aluminum Corp. ................ 2,988 235,126
Metallus, Inc.
(a)
..................... 4,234 94,926
Radius Recycling, Inc. , Class A .......... 4,915 89,060
Ramaco Resources, Inc. , Class A ......... 5,065 68,884
Royal Gold, Inc. ..................... 5,382 743,362
Ryerson Holding Corp. ................ 5,589 132,962
SunCoke Energy, Inc. ................. 15,701 183,702
United States Steel Corp. .............. 42,192 1,733,669
Warrior Met Coal, Inc. ................. 9,840 680,042
Worthington Steel, Inc. ................ 3,606 143,771
9,130,837
Mortgage Real Estate Investment Trusts (REITs) — 2.2%
AGNC Investment Corp. ............... 137,113 1,372,501
Annaly Capital Management, Inc. ......... 94,938 1,890,216
Apollo Commercial Real Estate Finance, Inc. . 24,614 268,293
Arbor Realty Trust, Inc.
(b)
............... 32,584 439,884
ARMOUR Residential REIT, Inc. .......... 9,107 183,961
Blackstone Mortgage Trust, Inc. , Class A .... 31,101 555,153
BrightSpire Capital, Inc. , Class A ......... 24,489 140,322
Chimera Investment Corp. .............. 14,960 218,566
Claros Mortgage Trust, Inc. ............. 19,420 184,684
Dynex Capital, Inc. ................... 12,046 146,600
Ellington Financial, Inc. ................ 14,996 190,299
Franklin BSP Realty Trust, Inc. ........... 15,461 213,980
KKR Real Estate Finance Trust, Inc. ....... 10,930 125,476
Ladder Capital Corp. , Class A ........... 22,429 269,148
MFA Financial, Inc. ................... 19,257 215,486
New York Mortgage Trust, Inc. ........... 16,850 109,188
PennyMac Mortgage Investment Trust ...... 16,317 224,685
Ready Capital Corp. .................. 30,341 281,564
Redwood Trust, Inc. .................. 24,884 180,907
Rithm Capital Corp. .................. 92,373 1,072,451
Starwood Property Trust, Inc. ............ 56,134 1,119,873
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
TPG RE Finance Trust, Inc. ............. 10,492 $ 91,700
Two Harbors Investment Corp. ........... 19,510 262,800
9,757,737
Multi-Utilities — 0.5%
Avista Corp. ....................... 14,725 576,925
Black Hills Corp. .................... 13,034 769,658
Northwestern Energy Group, Inc. ......... 10,855 583,673
Unitil Corp. ........................ 3,077 188,559
2,118,815
Office REITs — 1.5%
Brandywine Realty Trust ............... 31,690 159,718
COPT Defense Properties .............. 9,926 287,556
Cousins Properties, Inc. ............... 26,735 735,480
Douglas Emmett, Inc. ................. 27,024 434,816
Easterly Government Properties, Inc. ...... 18,219 253,791
Equity Commonwealth
(a)
............... 19,954 406,463
Highwoods Properties, Inc. ............. 20,021 620,050
Hudson Pacific Properties, Inc. ........... 23,893 143,119
JBG SMITH Properties ................ 15,931 260,472
Kilroy Realty Corp. ................... 21,900 809,643
Paramount Group, Inc. ................ 34,720 181,933
Peakstone Realty Trust , Class E ......... 6,718 91,230
Piedmont Office Realty Trust, Inc. , Class A ... 23,333 201,831
SL Green Realty Corp. ................ 12,210 813,674
Vornado Realty Trust ................. 32,623 978,364
6,378,140
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ............... 43,008 617,595
Berry Corp. ........................ 13,434 92,157
California Resources Corp. ............. 12,838 660,387
Centrus Energy Corp. , Class A
(a)
.......... 914 39,933
Chord Energy Corp. .................. 11,619 1,994,517
Civitas Resources, Inc. ................ 13,810 963,386
Clean Energy Fuels Corp.
(a) (b)
............ 22,752 64,843
CNX Resources Corp.
(a)
............... 18,569 491,521
Comstock Resources, Inc. .............. 16,412 155,422
CONSOL Energy, Inc.
(a)
............... 3,630 362,310
Crescent Energy, Inc. , Class A ........... 27,537 336,774
CVR Energy, Inc. .................... 6,486 185,500
Delek US Holdings, Inc. ............... 11,708 278,416
Dorian LPG Ltd. ..................... 7,178 293,293
DT Midstream, Inc. ................... 18,346 1,382,555
Granite Ridge Resources, Inc. ........... 11,059 75,754
Gulfport Energy Corp.
(a)
............... 2,420 356,248
HighPeak Energy, Inc.
(b)
............... 1,850 31,098
International Seaways, Inc. ............. 6,664 373,184
Kinetik Holdings, Inc. , Class A ........... 3,572 148,167
Kosmos Energy Ltd.
(a)
................. 88,319 488,404
Magnolia Oil & Gas Corp. , Class A ........ 32,638 889,059
Matador Resources Co. ............... 22,466 1,381,210
Murphy Oil Corp. .................... 28,818 1,192,489
NextDecade Corp.
(a)
.................. 10,095 81,870
Northern Oil & Gas, Inc. ............... 17,888 772,583
Par Pacific Holdings, Inc.
(a)
............. 11,030 292,846
PBF Energy, Inc. , Class A .............. 19,575 797,681
Peabody Energy Corp. ................ 22,574 501,369
Permian Resources Corp. , Class A ........ 97,662 1,498,135
Range Resources Corp. ............... 45,394 1,417,655
REX American Resources Corp.
(a)
........ 1,303 66,205
Riley Exploration Permian, Inc. ........... 947 27,738
SandRidge Energy, Inc. ............... 6,054 82,274
Sitio Royalties Corp. , Class A ............ 15,370 374,259
SM Energy Co. ..................... 21,688 1,001,986

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.
(a)
............. 140,798 $ 908,147
Talos Energy, Inc.
(a)
.................. 12,408 146,911
VAALCO Energy, Inc. ................. 19,823 141,933
Vital Energy, Inc.
(a)
................... 4,625 201,696
Vitesse Energy, Inc. .................. 4,630 120,195
World Kinect Corp. ................... 11,234 313,766
21,601,471
Paper & Forest Products — 0.3%
Clearwater Paper Corp.
(a)
.............. 3,036 168,407
Louisiana-Pacific Corp. ................ 7,395 725,893
Mercer International, Inc. ............... 7,715 58,788
Sylvamo Corp. ..................... 6,648 490,024
1,443,112
Passenger Airlines — 0.8%
Alaska Air Group, Inc.
(a)
................ 24,247 909,990
Allegiant Travel Co. .................. 3,027 169,724
American Airlines Group, Inc.
(a) (b)
......... 114,956 1,223,132
Frontier Group Holdings, Inc.
(a) (b)
.......... 6,502 25,618
JetBlue Airways Corp.
(a) (b)
.............. 61,050 391,330
Joby Aviation, Inc. , Class A
(a) (b)
........... 51,334 306,977
SkyWest, Inc.
(a)
..................... 3,051 243,897
Sun Country Airlines Holdings, Inc.
(a)
....... 4,709 61,688
Wheels Up Experience, Inc.
(a)
........... 17,790 46,788
3,379,144
Personal Care Products — 0.2%
Edgewell Personal Care Co. ............ 9,291 363,743
Herbalife Ltd.
(a) (b)
.................... 18,214 223,668
Nu Skin Enterprises, Inc. , Class A ......... 9,065 101,709
Olaplex Holdings, Inc.
(a) (b)
.............. 25,220 52,457
USANA Health Sciences, Inc.
(a)
.......... 2,073 92,456
834,033
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
... 23,949 175,546
Arvinas, Inc.
(a)
...................... 3,957 108,857
Cassava Sciences, Inc.
(a) (b)
............. 3,013 66,949
Collegium Pharmaceutical, Inc.
(a) (b)
........ 5,943 229,222
Corcept Therapeutics, Inc.
(a)
............ 8,305 321,154
Elanco Animal Health, Inc.
(a)
............. 93,179 1,215,054
Innoviva, Inc.
(a)
..................... 10,324 194,504
Jazz Pharmaceuticals plc
(a)
............. 11,876 1,309,329
Ligand Pharmaceuticals, Inc.
(a)
........... 1,410 153,676
Longboard Pharmaceuticals, Inc.
(a)
........ 2,653 88,186
Nuvation Bio, Inc. , Class A
(a)
............ 25,965 99,446
Organon & Co. ..................... 48,412 1,058,286
Pacira BioSciences, Inc.
(a)
.............. 4,103 84,727
Perrigo Co. plc ..................... 25,639 724,815
Pliant Therapeutics, Inc.
(a)
.............. 5,656 80,937
Prestige Consumer Healthcare, Inc.
(a)
...... 5,651 400,147
Supernus Pharmaceuticals, Inc.
(a)
......... 9,967 297,216
Tarsus Pharmaceuticals, Inc.
(a)
........... 1,142 27,739
Tilray Brands, Inc. , Class 2
(a) (b)
........... 66,983 135,976
6,771,766
Professional Services — 2.0%
Alight, Inc. , Class A
(a)
................. 48,780 369,264
Barrett Business Services, Inc. ........... 1,847 67,305
CACI International, Inc. , Class A
(a)
........ 1,356 625,767
Clarivate plc
(a) (b)
..................... 42,973 289,638
Concentrix Corp. .................... 8,262 582,471
Conduent, Inc.
(a)
.................... 30,186 123,159
CSG Systems International, Inc. .......... 5,430 254,341
Dun & Bradstreet Holdings, Inc. .......... 50,528 549,745
First Advantage Corp. ................. 6,426 110,656
Security
Shares
Shares Value
Professional Services (continued)
Genpact Ltd. ....................... 29,191 $ 1,012,052
Heidrick & Struggles International, Inc. ..... 2,284 91,680
Kelly Services, Inc. , Class A, NVS ........ 5,925 139,415
Kforce, Inc. ........................ 1,707 118,585
Korn Ferry ........................ 4,329 319,134
ManpowerGroup, Inc. ................. 9,044 692,589
Maximus, Inc. ...................... 7,410 688,315
NV5 Global, Inc.
(a)
................... 961 99,117
Parsons Corp.
(a)
..................... 5,119 467,723
Robert Half, Inc. .................... 7,104 456,006
Science Applications International Corp. .... 5,779 718,908
Sterling Check Corp.
(a)
................ 3,528 55,319
TriNet Group, Inc. ................... 3,980 414,915
UL Solutions, Inc. , Class A
(b)
............ 3,580 180,897
Upwork, Inc.
(a) (b)
..................... 15,065 182,588
8,609,589
Real Estate Management & Development — 1.3%
Anywhere Real Estate, Inc.
(a)
............ 17,964 84,790
Compass, Inc. , Class A
(a)
............... 70,434 309,205
Cushman & Wakefield plc
(a)
............. 30,162 395,424
DigitalBridge Group, Inc. , Class A
(b)
........ 7,480 105,692
Forestar Group, Inc.
(a)
................. 2,034 64,335
FRP Holdings, Inc.
(a)
.................. 962 28,947
Howard Hughes Holdings, Inc.
(a)
.......... 2,754 204,264
Jones Lang LaSalle, Inc.
(a) (b)
............. 5,948 1,492,353
Kennedy-Wilson Holdings, Inc. ........... 20,446 212,843
Marcus & Millichap, Inc. ............... 2,639 104,531
Newmark Group, Inc. , Class A ........... 26,981 350,213
Opendoor Technologies, Inc.
(a) (b)
.......... 110,242 255,762
Redfin Corp.
(a) (b)
..................... 22,866 186,129
Zillow Group, Inc. , Class A
(a)
............ 10,319 489,121
Zillow Group, Inc. , Class C, NVS
(a)
........ 30,566 1,488,564
5,772,173
Residential REITs — 0.3%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 12,046 106,727
Centerspace ....................... 2,879 201,041
Elme Communities ................... 16,454 270,833
Independence Realty Trust, Inc. .......... 19,597 365,484
NexPoint Residential Trust, Inc. .......... 2,500 109,225
UMH Properties, Inc. ................. 5,387 95,673
Veris Residential, Inc. ................. 7,720 121,281
1,270,264
Retail REITs — 1.5%
Acadia Realty Trust .................. 14,002 303,003
Agree Realty Corp. .................. 10,314 711,356
Alexander's, Inc. .................... 406 98,374
Brixmor Property Group, Inc. ............ 36,678 934,189
CBL & Associates Properties, Inc. ......... 2,714 69,940
Federal Realty Investment Trust .......... 7,602 848,763
Getty Realty Corp. ................... 6,493 192,323
InvenTrust Properties Corp. ............. 7,974 224,628
Macerich Co. (The) .................. 40,854 654,072
NETSTREIT Corp. ................... 5,711 94,060
NNN REIT, Inc. ..................... 18,986 852,281
Phillips Edison & Co., Inc. .............. 6,353 222,990
Retail Opportunity Investments Corp. ...... 15,927 238,109
Saul Centers, Inc. ................... 2,364 93,496
SITE Centers Corp. .................. 21,074 325,593
Tanger, Inc. ........................ 8,244 238,252
Urban Edge Properties ................ 7,936 161,101

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Whitestone REIT .................... 5,201 $ 71,774
6,334,304
Semiconductors & Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.
(a) (b)
..... 1,997 82,676
Ambarella, Inc.
(a)
.................... 4,644 244,460
Amkor Technology, Inc. ................ 10,811 353,087
Cirrus Logic, Inc.
(a)
................... 6,666 869,780
Diodes, Inc.
(a)
...................... 5,528 432,289
MaxLinear, Inc.
(a)
.................... 7,988 112,950
MKS Instruments, Inc. ................ 6,562 826,156
Photronics, Inc.
(a)
.................... 11,414 290,030
Power Integrations, Inc. ............... 6,231 455,112
SMART Global Holdings, Inc.
(a)
........... 9,923 232,198
SolarEdge Technologies, Inc.
(a)
........... 6,784 195,786
Synaptics, Inc.
(a) (b)
................... 2,496 217,951
Veeco Instruments, Inc.
(a)
.............. 2,795 115,741
Wolfspeed, Inc.
(a) (b)
................... 14,248 268,575
4,696,791
Software — 1.1%
ACI Worldwide, Inc.
(a)
................. 5,215 225,444
Adeia, Inc. ........................ 20,286 238,360
Aurora Innovation, Inc. , Class A
(a) (b)
........ 151,161 604,644
Blackbaud, Inc.
(a)
.................... 4,368 346,732
Dropbox, Inc. , Class A
(a)
............... 25,822 617,662
E2open Parent Holdings, Inc. , Class A
(a)
.... 12,664 59,141
Enfusion, Inc. , Class A
(a)
............... 5,097 48,320
Hut 8 Corp.
(a) (b)
..................... 7,176 105,057
Informatica, Inc. , Class A
(a)
............. 15,365 367,838
LiveRamp Holdings, Inc.
(a)
.............. 3,777 114,368
Matterport, Inc. , Class A
(a)
.............. 18,185 80,741
Mitek Systems, Inc.
(a) (b)
................ 3,102 41,288
NCR Voyix Corp.
(a) (b)
.................. 27,810 410,197
Olo, Inc. , Class A
(a)
................... 7,421 35,472
Pagaya Technologies Ltd. , Class A
(a)
....... 2,426 36,099
Progress Software Corp. ............... 8,236 480,982
RingCentral, Inc. , Class A
(a)
............. 8,590 301,080
SEMrush Holdings, Inc. , Class A
(a)
........ 3,574 52,681
SolarWinds Corp. ................... 4,856 57,932
Teradata Corp.
(a)
.................... 6,771 219,516
Verint Systems, Inc.
(a)
................. 11,708 423,127
4,866,681
Specialized REITs — 0.8%
EPR Properties ..................... 14,243 640,935
Farmland Partners, Inc. ............... 3,516 37,340
Four Corners Property Trust, Inc. ......... 12,326 334,528
Lamar Advertising Co. , Class A .......... 9,169 1,098,996
National Storage Affiliates Trust .......... 7,276 309,739
Outfront Media, Inc. .................. 15,550 252,221
PotlatchDeltic Corp. .................. 9,216 408,822
Rayonier, Inc. ...................... 11,785 357,439
Safehold, Inc. ...................... 3,775 87,354
Uniti Group, Inc. .................... 44,843 172,197
3,699,571
Specialty Retail — 3.7%
Academy Sports & Outdoors, Inc. ......... 13,896 751,357
Advance Auto Parts, Inc. ............... 6,214 393,533
American Eagle Outfitters, Inc. ........... 14,066 310,155
Arhaus, Inc. , Class A ................. 5,440 82,634
Arko Corp. ........................ 9,809 64,249
Asbury Automotive Group, Inc.
(a)
.......... 3,822 1,028,959
AutoNation, Inc.
(a)
.................... 5,052 963,517
Bath & Body Works, Inc. ............... 42,090 1,546,808
Security
Shares
Shares Value
Specialty Retail (continued)
Beyond, Inc.
(a) (b)
..................... 4,964 $ 56,093
Boot Barn Holdings, Inc.
(a)
.............. 2,507 334,634
Buckle, Inc. (The) ................... 5,897 254,691
Caleres, Inc. ....................... 6,531 251,835
Camping World Holdings, Inc. , Class A ..... 3,875 88,660
Carvana Co. , Class A
(a)
................ 10,047 1,338,562
Foot Locker, Inc. .................... 15,616 453,801
GameStop Corp. , Class A
(a) (b)
............ 47,648 1,080,180
Gap, Inc. (The) ..................... 18,110 425,223
Group 1 Automotive, Inc. ............... 2,560 936,243
Guess?, Inc. ....................... 2,859 68,759
Haverty Furniture Cos., Inc. ............. 2,456 71,887
Leslie's, Inc.
(a) (b)
..................... 20,611 60,803
Lithia Motors, Inc. , Class A ............. 5,202 1,437,469
MarineMax, Inc.
(a)
.................... 3,801 132,541
Monro, Inc. ........................ 5,521 170,157
National Vision Holdings, Inc.
(a)
.......... 9,481 137,095
ODP Corp. (The)
(a)
................... 6,642 280,625
RH
(a) (b)
........................... 1,088 315,607
Sally Beauty Holdings, Inc.
(a)
............ 19,774 226,412
Shoe Carnival, Inc. ................... 1,988 84,430
Signet Jewelers Ltd. .................. 8,307 698,868
Sonic Automotive, Inc. , Class A .......... 2,715 161,651
Upbound Group, Inc. ................. 9,169 345,946
Urban Outfitters, Inc.
(a)
................ 5,535 254,887
Victoria's Secret & Co.
(a)
............... 13,352 236,998
Wayfair, Inc. , Class A
(a) (b)
............... 18,170 988,993
16,034,262
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.
(a)
................ 9,493 77,937
Diebold Nixdorf, Inc.
(a)
................. 6,131 267,005
Xerox Holdings Corp. ................. 21,758 234,225
579,167
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.
(a)
................. 21,903 734,627
Carter's, Inc. ....................... 6,927 419,430
Columbia Sportswear Co. .............. 3,840 313,728
Crocs, Inc.
(a)
....................... 8,105 1,089,069
Figs, Inc. , Class A
(a)
.................. 8,946 58,149
G-III Apparel Group Ltd.
(a) (b)
............. 7,731 213,144
Hanesbrands, Inc.
(a)
.................. 66,270 393,644
Kontoor Brands, Inc. .................. 10,626 745,414
Levi Strauss & Co. , Class A ............. 18,250 334,522
Oxford Industries, Inc. ................ 2,945 310,197
PVH Corp. ........................ 10,734 1,094,761
Ralph Lauren Corp. , Class A ............ 2,675 469,703
Steven Madden Ltd. .................. 9,135 414,181
Tapestry, Inc. ....................... 43,378 1,739,024
Under Armour, Inc. , Class A
(a)
............ 35,454 247,114
Under Armour, Inc. , Class C, NVS
(a)
....... 29,010 196,978
VF Corp. ......................... 62,291 1,056,455
Wolverine World Wide, Inc. ............. 15,215 226,247
10,056,387
Tobacco — 0.1%
Universal Corp. ..................... 4,666 249,258
Vector Group Ltd. ................... 25,664 327,986
577,244
Trading Companies & Distributors — 1.8%
Air Lease Corp. , Class A ............... 10,308 511,483
Beacon Roofing Supply, Inc.
(a)
........... 11,905 1,223,834
BlueLinx Holdings, Inc.
(a)
............... 993 119,746
Boise Cascade Co. .................. 7,504 1,066,243

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Custom Truck One Source, Inc.
(a)
......... 7,057 $ 35,356
DNOW, Inc.
(a)
...................... 9,124 140,145
DXP Enterprises, Inc.
(a)
................ 909 49,777
GATX Corp. ....................... 3,890 542,655
Global Industrial Co. .................. 684 23,858
GMS, Inc.
(a)
........................ 7,258 698,437
H&E Equipment Services, Inc. ........... 3,254 170,184
Herc Holdings, Inc. ................... 2,464 383,990
Karat Packaging, Inc. ................. 1,461 43,640
MRC Global, Inc.
(a)
................... 15,426 223,369
MSC Industrial Direct Co., Inc. , Class A ..... 4,603 409,437
Rush Enterprises, Inc. , Class A .......... 4,855 247,653
Rush Enterprises, Inc. , Class B .......... 620 29,314
SiteOne Landscape Supply, Inc.
(a) (b)
........ 3,272 479,937
Titan Machinery, Inc.
(a)
................ 2,863 51,047
WESCO International, Inc. .............. 8,414 1,472,029
7,922,134
Water Utilities — 0.1%
California Water Service Group .......... 5,498 293,923
Middlesex Water Co. ................. 1,808 120,196
SJW Group ........................ 3,768 228,378
642,497
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
....................... 3,756 34,104
Telephone & Data Systems, Inc. .......... 18,853 399,684
United States Cellular Corp.
(a) (b)
.......... 2,746 147,598
581,386
Total Common Stocks — 99 .9%
(Cost: $ 387,855,638 ) .............................. 435,851,865
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Inhibrx, Inc., CVR
(a) (c)
................. 2,612 $ 2,821
Total Rights — 0 .0%
(Cost: $ 1,691 ) .................................. 2,821
Total Long-Term Investments — 99.9%
(Cost: $ 387,857,329 ) .............................. 435,854,686
Short-Term Securities
Money Market Funds — 6.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(f)
.................. 28,701,861 28,713,341
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 781,462 781,462
Total Short-Term Securities — 6 .7%
(Cost: $ 29,481,566 ) ............................... 29,494,803
Total Investments — 106 .6%
(Cost: $ 417,338,895 ) .............................. 465,349,489
Liabilities in Excess of Other Assets — (6.6) % ............. (28,959,945)
Net Assets — 100.0% ...............................
$ 436,389,544
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 27,255,463 $ 1,455,200
(a)
$ — $ (766) $ 3,444 $ 28,713,341 28,701,861 $ 45,465
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 462,954 318,508
(a)
— — — 781,462 781,462 12,767 —
$ (766) $ 3,444 $ 29,494,803 $ 58,232 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Morningstar Small-Cap Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 4 09/20/24 $ 455 $ 36,640
S&P Midcap 400 E-Mini Index ................................................. 1 09/20/24 312 2,020
$ 38,660
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 435,851,865 $ — $ — $ 435,851,865
Rights ................................................ — — 2,821 2,821
Short-Term Securities
Money Market Funds ...................................... 29,494,803 — — 29,494,803
$ 465,346,668 $ — $ 2,821 $ 465,349,489
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 38,660 $ — $ — $ 38,660
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust